Description of Organization, Business Operations and Going Concern (Details) - USD ($)				3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 09, 2025	May 12, 2025	May 12, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Description of Organization, Business Operations and Going Concern [Line Items]
Hold back shares (in Shares)								4,000		450,000
Reverse stock split		1-for-50	1-for-50
Reverse stock split shares (in Shares)			1
Reverse stock splits			$ 13,311
Net income (loss)				$ (4,092,145)	$ (6,636,679)	$ (32,535,982)	$ (10,517,566)	$ 2,988,626	$ (17,154,245)	$ (25,929,003)	$ (5,324,624)
Change in fair value of derivative liabilities				2,237,050	(7,232,835)	$ 8,182,500	$ (16,784,200)	(9,964,250)	(24,017,035)	(18,011,100)
Issuance costs of common stock and warrants										30,281,475
Net cash used in operating activities								(3,607,781)	(5,677,192)	(7,377,807)	(4,068,302)
Cash and cash equivalents				160,506				$ 160,506		$ 3,353,732
Bid price requirement per share (in Dollars per share)										$ 1
Date of Incorporation								Jun. 14, 2021
Additional shares of common stock								$ 450,000
Bid price of per share (in Dollars per share)								$ 1
Warrant [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Change in fair value of derivative liabilities										$ 18,011,100
Issuance costs of common stock and warrants										30,281,475
Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Hold back shares (in Shares)								4,000
Merger agreement, description								(i) 100,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is thirty (30) days following the closing date of the Transactions (the “Closing Date”) until the second anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $625.00 per share (subject to any adjustment pursuant to the Merger Agreement);(ii) 150,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the date that is forty-two (42) months following the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $750.00 per share (subject to any adjustment pursuant to the Merger Agreement); and(iii) 200,000 Earnout Shares if over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the fourth anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $1250.00 per share (subject to any adjustment pursuant to the Merger Agreement).
Change in fair value of derivative liabilities										$ 18,011,100
Shares issued (in Shares)	450,000
Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Hold back shares (in Shares)										4,000
Merger agreement, description										(i) 100,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is thirty (30) days following the closing date of the Transactions (the “Closing Date”) until the second anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $625.00 per share (subject to any adjustment pursuant to the Merger Agreement);(ii) 150,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the date that is forty-two (42) months following the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $750.00 per share (subject to any adjustment pursuant to the Merger Agreement); and(iii) 200,000 Earnout Shares if over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the fourth anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $1,250.00 per share (subject to any adjustment pursuant to the Merger Agreement).
Common Stock [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Reverse stock split shares (in Shares)								112
Net income (loss)
Aggregate consideration shares (in Shares)								190,860
Shares issued (in Shares)				157,532	9,320			172,287	9,320	274,858
Common Stock [Member] | Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Aggregate consideration shares (in Shares)								1,400,000
Common Stock [Member] | Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Hold back shares (in Shares)										1,400,000